Capital Structure, Financial Risk and Related Items - RSU Activity (Details) - Restricted Stock Units (RSU) kr / shares in Units, kr in Millions	12 Months Ended
	Dec. 31, 2025 DKK (kr) shares kr / shares	Dec. 31, 2024 DKK (kr) shares kr / shares	Dec. 31, 2023 DKK (kr) shares kr / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of period (in shares)	975,625	702,644	548,138
Granted (in shares)	658,111	486,712	299,211
Settled (in shares)	(226,122)	(163,815)	(102,329)
Forfeited (in shares)	(98,828)	(49,916)	(42,376)
Outstanding at end of period (in shares)	1,308,786	975,625	702,644
Weighted average fair value per RSU granted (in DKK per share) | kr / shares	kr 1,611.15	kr 1,977.87	kr 2,619.35
Total fair value of RSU granted (in DKK) | kr	kr 1,060	kr 963	kr 784
Board of Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of period (in shares)	14,030	10,300	8,819
Granted (in shares)	10,828	7,097	3,361
Settled (in shares)	(3,383)	(3,367)	(1,880)
Transferred (in shares)	997
Forfeited (in shares)	(672)
Outstanding at end of period (in shares)	21,800	14,030	10,300
Executive Management
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of period (in shares)	215,125	160,973	112,331
Granted (in shares)	136,205	121,063	75,854
Settled (in shares)	(33,690)	(35,320)	(35,773)
Transferred (in shares)	(12,482)	(19,924)	12,918
Forfeited (in shares)	(6,449)	(11,667)	(4,357)
Outstanding at end of period (in shares)	298,709	215,125	160,973
Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of period (in shares)	715,472	521,486	423,142
Granted (in shares)	471,443	344,068	208,353
Settled (in shares)	(157,268)	(112,663)	(54,871)
Transferred (in shares)	(89,642)	(37,348)	(55,103)
Forfeited (in shares)	(14)	(71)	(35)
Outstanding at end of period (in shares)	939,991	715,472	521,486
Former member of Board of Directors, Executive Management and Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of period (in shares)	30,998	9,885	3,846
Granted (in shares)	39,635	14,484	11,643
Settled (in shares)	(31,781)	(12,465)	(9,805)
Transferred (in shares)	101,127	57,272	42,185
Forfeited (in shares)	(91,693)	(38,178)	(37,984)
Outstanding at end of period (in shares)	48,286	30,998	9,885